America First Quantitative Strategies Fund

Class A: AFIAX  Class C: AFISX

America First Absolute Return Fund

Class A: ABRFX  Class U: ABRUX  Class I: ABRWX

America First Income Trends Fund

Class A: AFPAX  Class U: AFPUX  Class I: AFPIX

Supplement dated November 24, 2010 to the Prospectus November 5, 2010

Investment Strategies:

With respect to the America First Income Trends Fund and the America First Absolute Return Fund, the Prospectus states, in various sections, that the Fund's portfolio is rebalanced on a quarterly basis.  Effective immediately, the Funds' adviser may rebalance the portfolios on a more frequent basis, and therefore references to rebalancing the portfolio on "a quarterly basis" are herby replaced with "an at least quarterly basis."

Portfolio Manager:

The first paragraph of the section entitled "Portfolio Manager" on page 33 of the Prospectus is replaced in its entirety with the following:

Rick Gonsalves is the co-founder and President of the Advisor.  Mr. Gonsalves co-founded the Advisor in January 2007.  He currently serves as the Advisor's President and Chief Executive Officer, positions he has held since the Advisor's inception.  From 2003 to 2008, he operated Renaissance Investment Services (a company that provided services to broker representatives), for which he acted as President and CEO after the business was incorporated in 2005.  He was a registered broker representative of Brecek & Young Advisors, Inc. from January 2007 to December 2007,  and WRP Investments, Inc. from September 2005 to December 2006.  Mr. Gonsalves has been the portfolio manager for the Funds since their inception.

This Supplement and the existing Prospectus and Statement of Additional Information dated November 5, 2010, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated November 5, 2010 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at

1-877-217-8363.

Catalyst Funds

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA 19090

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.